Report of Independent Registered Public Accounting Firm

The Audit Committee
Sentry Life Insurance Company
and
The
Contract Owners
Sentry Variable Account II:
We have audited the accompanying statement of assets and liabilities of Sentry Variable Account II (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, the Accounts)) as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account?s management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sentry Variable Account II as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


                              /s/KPMG LLP


Milwaukee, Wisconsin February 20, 2015
KPMG LLP

     SENTRY LIFE INSURANCE COMPANY
     Sentry Variable Account II
     STATEMENTS OF ASSETS AND LIABILITIES
     December 31, 2014

Assets:

Investments at fair value:

     Janus Aspen Series:
          Aspen Janus Portfolio, 22,072 shares (cost $525,060)                                   $      789,289
          Aspen Enterprise Portfolio, 205,893 shares (cost $5,669,273)                                         12,715,975
          Aspen Forty Portfolio, 27,621 shares (cost $965,443)                                         1,112,303
     *     Aspen Global Research Portfolio, 10,776 shares (cost $332,093)                                         446,665
          Aspen Balanced Portfolio, 41,397 shares (cost $1,124,381)                                         1,301,117

     T. Rowe Price Fixed Income Series, Inc.:
          Prime Reserve Portfolio, 1,066,664 shares (cost $1,066,664)                                         1,066,664
          Limited Term Bond Portfolio, 319,551 shares (cost $1,585,981)                                         1,559,407

     T. Rowe Price Equity Series, Inc.:
          Equity Income Portfolio, 50,732 shares (cost $1,069,898)                                         1,522,964
          Personal Strategy Balanced Portfolio, 295,384 shares (cost $5,494,672)                                         6,073,085
          Mid-Cap Growth Portfolio, 26,613 shares (cost $587,524)                                         741,975

     T. Rowe Price International Series, Inc.:
          International Stock Portfolio, 14,806 shares (cost $195,276)                                         225,932

     Vanguard Variable Insurance Fund:
          Balanced Portfolio, 34,260 shares (cost $643,226)                                         821,897
          Equity Index Portfolio, 14,574 shares (cost $367,097)                                         501,922
          High Yield Bond Portfolio, 41,315 shares (cost $329,787)                                         336,306
          Small Company Growth Portfolio, 24,214 shares (cost $456,318)                                         584,527
          Mid-Cap Index Portfolio, 22,162 shares (cost $322,751)                                         498,432
          REIT Index Portfolio, 30,702 shares (cost $347,745)                                         435,041

Total Assets                                             $      30,733,501
Total Liabilities                                                   -

Net Assets                                             $      30,733,501





     See accompanying notes to financial statements

     *     Formerly Janus Aspen Worldwide Growth Portfolio

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
SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




          For the Year Ended December 31, 2014

          Janus Aspen          Janus Aspen          Janus Aspen
          Janus          Enterprise          Forty

Investment income:
  Dividends           $2,743            $19,820            $1,708

Expenses:
  Mortality and expense risk charges           8,981            151,429            12,636

Net investment income (loss)           (6,238)           (131,609)           (10,928)

Realized gains on investments:
  Realized net investment gain           24,757            1,389,523            28,247

  Capital gain distributions received           53,211            848,097            316,145

  Realized gain on investments and
    capital gain distributions, net           77,968            2,237,620            344,392

Unrealized appreciation (depreciation), net           11,554            (788,555)           (257,029)

Net increase (decrease) in net assets
  from operations           $83,284            $1,317,456            $76,435



          For the Year Ended December 31, 2014
          Janus Aspen
          Global          Janus Aspen
             Research*          Balanced

Investment income:
  Dividends           $4,847            $23,130

Expenses:
  Mortality and expense risk charges           5,347            15,845

Net investment income (loss)           (500)           7,285

Realized gains on investments:
  Realized net investment gain           18,675            21,465

  Capital gain distributions received           -              34,962

  Realized gain on investments and
    capital gain distributions, net           18,675            56,427

Unrealized appreciation (depreciation), net           8,453            26,675

Net increase (decrease) in net assets
  from operations           $26,628            $90,387


See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

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
SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




          For the Year Ended December 31, 2014
                    T. Rowe Price
          T. Rowe Price          Limited Term          T. Rowe Price
          Prime Reserve          Bond          Equity Income

Investment income:
  Dividends           $-              $22,262            $26,041

Expenses:
  Mortality and expense risk charges           13,143            21,244            17,850

Net investment income (loss)           (13,143)           1,018            8,191

Realized gains on investments:
  Realized net investment gain           -              1,910            14,366

  Capital gain distributions received           -              -              -

  Realized gain on investments and
    capital gain distributions, net           -              1,910            14,366

Unrealized appreciation (depreciation), net           -              (11,851)           65,680

Net increase (decrease) in net assets
  from operations           $(13,143)           $(8,923)           $88,237



          For the Year Ended December 31, 2014
          T. Rowe Price          T. Rowe Price          T. Rowe Price
          Personal Strategy          Mid-Cap          International
          Balanced          Growth          Stock

Investment income:
  Dividends           $101,337            $-              $2,573

Expenses:
  Mortality and expense risk charges           74,697            8,452            2,947

Net investment income (loss)           26,640            (8,452)           (374)

Realized gains on investments:
  Realized net investment gain            143,870            5,812            6,595

  Capital gain distributions received           409,362            80,780            1,362

  Realized gain on investments and
    capital gain distributions, net           553,232            86,592            7,957

Unrealized appreciation (depreciation), net           (343,359)           2,124            (13,294)

Net increase (decrease) in net assets
  from operations           $236,513            $80,264            $(5,711)


See accompanying notes to financial statements


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
SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




          For the Year Ended December 31, 2014
                              Vanguard
          Vanguard          Vanguard          High Yield
          Balanced          Equity Index          Bond

Investment income:
  Dividends           $20,464            $9,449            $10,377

Expenses:
  Mortality and expense risk charges           10,322            6,069            3,562

Net investment income (loss)           10,142            3,380            6,815

Realized gains on investments:
  Realized net investment gain           24,324            17,656            10,815

  Capital gain distributions received           47,824            10,454            -

  Realized gain on investments and
    capital gain distributions, net           72,148            28,110            10,815

Unrealized appreciation (depreciation), net           (11,058)           25,885            (12,575)

Net increase (decrease) in net assets
  from operations           $71,232            $57,375            $5,055



          For the Year Ended December 31, 2014
          Vanguard          Vanguard
          Small Company          Mid-Cap          Vanguard
          Growth          Index          REIT Index

Investment income:
  Dividends           $1,817            $4,425            $13,206

Expenses:
  Mortality and expense risk charges           7,097            5,752            4,761

Net investment income (loss)           (5,280)           (1,327)           8,445

Realized gains on investments:
  Realized net investment gain            33,540            25,068            56,500

  Capital gain distributions received           81,894            17,525            17,928

  Realized gain on investments and
    capital gain distributions, net           115,434            42,593            74,428

Unrealized appreciation (depreciation), net           (101,628)           14,236            16,574

Net increase (decrease) in net assets
  from operations           $8,526            $55,502            $99,447


See accompanying notes to financial statements

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
SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS




          For the Years Ended December 31

          Janus Aspen                     Janus Aspen                      Janus Aspen
           Janus                      Enterprise                      Forty
          2014          2013           2014            2013            2014            2013

Increase (decrease) in net assets from operations:
  Net investment income (loss)      $(6,238)           $(2,921)           $(131,609)      $(85,228)      $(10,928)         $(4,935)

  Realized gains (losses) on investments      77,968            38,244       2,237,620            666,932       344,392     90,770

  Unrealized appreciation (depreciation), net 11,554            139,635            (788,555)      2,693,841    (257,029)   183,713

Net increase  (decrease) in net assets from operations     83,284       174,958       1,317,456     3,275,545   76,435     269,548

Contract transactions:
  Purchase payments           14,091            11,198            40,205            64,807            23,188            18,528

  Transfers between subaccounts, net            (1,026)           (7,841)           18,305        (65,799)      4,462       19,159

  Withdrawals           (50,074)           (99,891)           (1,956,399)           (988,251)           (67,885)        (182,971)

  Contract maintenance fees           (1,378)           (1,587)           (14,790)           (15,874)       (1,503)        (1,643)

Net increase (decrease) in net assets
  derived from contract transactions      (38,387)      (98,121)           (1,912,679)      (1,005,117)      (41,738)     (146,927)

Total increase (decrease) in net assets           44,897            76,837       (595,223)      2,270,428     34,697       122,621

Net assets at beginning of year           744,392       667,555       13,311,198       11,040,770       1,077,606         954,985

Net assets at end of year           $789,289      $744,392      $12,715,975      $13,311,198       $1,112,303          $1,077,606


          For the Years Ended December 31
           Janus Aspen
           Global                      Janus Aspen
                Research*                      Balanced
           2014            2013            2014            2013

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $(500)           $84            $7,285            $4,150

  Realized gains (losses) on investments           18,675            3,512            56,427            97,396

  Unrealized appreciation (depreciation), net           8,453            94,044            26,675            126,946

Net increase  (decrease) in net assets from operations           26,628            97,640            90,387            228,492

Contract transactions:
  Purchase payments           17,253            4,308            27,591            13,299

  Transfers between subaccounts, net            (11,500)           (3,374)           21,830            53,642

  Withdrawals           (38,783)           (13,414)           (215,054)           (176,965)

  Contract maintenance fees           (665)           (688)           (2,148)           (2,279)

Net increase (decrease) in net assets
  derived from contract transactions           (33,695)           (13,168)           (167,781)           (112,303)

Total increase (decrease) in net assets           (7,067)           84,472            (77,394)           116,189

Net assets at beginning of year           453,732            369,260            1,378,511            1,262,322

Net assets at end of year           $446,665            $453,732            $1,301,117            $1,378,511



See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

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
SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS




          For the Years Ended December 31
                              T. Rowe Price
          T. Rowe Price                    Limited Term                    T. Rowe Price
          Prime Reserve                    Bond                    Equity Income
          2014          2013          2014          2013          2014          2013

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $(13,143)           $(14,783)           $1,018            $6,883       $8,191      $4,604

  Realized gains (losses) on investments           -              45            1,910            (1,191)        14,366      11,558

  Unrealized appreciation (depreciation), net           -         -         (11,851)           (26,926)         65,680     338,448

Net increase  (decrease) in net assets from operations      (13,143)       (14,738)       (8,923)    (21,234)    88,237    354,610

Contract transactions:
  Purchase payments           4,261            5,444            27,532            21,451            27,349            22,403

  Transfers between subaccounts, net            1,980            (72,831)           (930)         (37,703)     (802)       24,127

  Withdrawals           (54,954)           (393,036)           (342,676)           (114,084)           (69,535)           (230,537)

  Contract maintenance fees           (1,207)           (1,504)           (1,985)           (2,239)       (2,114)           (2,366)

Net increase (decrease) in net assets
  derived from contract transactions      (49,920)      (461,927)      (318,059)      (132,575)         (45,102)         (186,373)

Total increase (decrease) in net assets           (63,063)      (476,665)      (326,982)      (153,809)      43,135        168,237

Net assets at beginning of year           1,129,727       1,606,392       1,886,389       2,040,198       1,479,829      1,311,592

Net assets at end of year           $1,066,664       $1,129,727       $1,559,407       $1,886,389       $1,522,964      $1,479,829


          For the Years Ended December 31
           T. Rowe Price                     T. Rowe Price                    T. Rowe Price
           Personal Strategy                     Mid-Cap                    International
           Balanced                     Growth                    Stock
          2014          2013          2014          2013          2014          2013

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $26,640            $18,232         $(8,452)         $(7,527)        $(374)         $(782)

  Realized gains (losses) on investments           553,232            635,416       86,592      48,742       7,957         12,273

  Unrealized appreciation (depreciation), net           (343,359)      350,371       2,124       147,965     (13,294)      16,364

Net increase  (decrease) in net assets from operations     236,513    1,004,019      80,264      189,180      (5,711)      27,855

Contract transactions:
  Purchase payments           23,042            34,538            7,206            9,978            3,663            4,959

  Transfers between subaccounts, net            (41,666)           16,661         4,869       (35,558)       (4,107)       15,987

  Withdrawals           (731,504)           (1,077,726)           (35,115)           (113,184)           (17,097)         (15,138)

  Contract maintenance fees           (5,496)           (5,960)           (777)           (900)           (314)           (365)

Net increase (decrease) in net assets
  derived from contract transactions           (755,624)      (1,032,487)      (23,817)           (139,664)   (17,855)      5,443

Total increase (decrease) in net assets           (519,111)      (28,468)      56,447         49,516       (23,566)        33,298

Net assets at beginning of year           6,592,196       6,620,664            685,528        636,012         249,498     216,200

Net assets at end of year           $6,073,085       $6,592,196       $741,975       $685,528       $225,932            $249,498



See accompanying notes to financial statements

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
SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS




          For the Years Ended December 31
                                                  Vanguard
          Vanguard                    Vanguard                    High Yield
          Balanced                    Equity Index                    Bond
          2014          2013          2014          2013          2014          2013

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $10,142            $9,869            $3,380            $2,376      $6,815        $7,058

  Realized gains (losses) on investments           72,148       28,090            28,110       10,323       10,815          1,826

  Unrealized appreciation (depreciation), net      (11,058)      94,703            25,885        102,490       (12,575)    (2,824)

Net increase  (decrease) in net assets from operations           71,232       132,662       57,375    115,189     5,055     6,060

Contract transactions:
  Purchase payments           11,269            15,880            4,032            4,218            3,129            3,128

  Transfers between subaccounts, net            (61,317)           96,754            (61,646)      58,053     183,556      (1,777)

  Withdrawals           (83,261)           (106,619)           (43,944)           (11,692)           (43,207)           (3,513)

  Contract maintenance fees           (760)           (752)           (450)           (450)           (297)           (334)

Net increase (decrease) in net assets
  derived from contract transactions           (134,069)      5,263       (102,008)      50,129            143,181         (2,496)

Total increase (decrease) in net assets           (62,837)      137,925            (44,633)        165,318      148,236      3,564

Net assets at beginning of year           884,734            746,809       546,555       381,237        188,070           184,506

Net assets at end of year           $821,897       $884,734       $501,922       $546,555       $336,306            $188,070


          For the Years Ended December 31
          Vanguard                    Vanguard
          Small Company                    Mid-Cap                    Vanguard
          Growth                    Index                    REIT Index
          2014          2013          2014          2013          2014          2013

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $(5,280)           $(2,721)        $(1,327)       $(436)        $8,445            $6,234

  Realized gains (losses) on investments           115,434        77,821       42,593       38,153       74,428            65,305

  Unrealized appreciation (depreciation), net           (101,628)     136,583        14,236       100,729    16,574       (45,924)

Net increase  (decrease) in net assets from operations      8,526     211,683       55,502     138,446      99,447         25,615

Contract transactions:
  Purchase payments           7,553            34,011            11,136            37,866            11,738            36,292

  Transfers between subaccounts, net     (50,476)           9,118     (5,924)        (31,897)           4,392            (36,721)

  Withdrawals           (38,168)           (125,643)      (40,929)           (97,947)           (64,889)           (245,052)

  Contract maintenance fees           (697)           (786)           (640)           (670)           (470)           (642)

Net increase (decrease) in net assets
  derived from contract transactions       (81,788)      (83,300)       (36,357)       (92,648)       (49,229)           (246,123)

Total increase (decrease) in net assets      (73,262)      128,383        19,145         45,798        50,218           (220,508)

Net assets at beginning of year           657,789        529,406         479,287         433,489         384,823         605,331

Net assets at end of year           $584,527            $657,789       $498,432       $479,287       $435,041            $384,823



See accompanying notes to financial statements
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
SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2014 and 2013

1.       Organization

     The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company
     (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

     The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen
     Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc.,
     and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

     The Funds are diversifed open-end investment management companies registered under the Investment Company Act of 1940.
     A copy of the Funds' annual reports is included in the Variable Account's Annual Report.

     The Variable (Life) Account meets the definition of an investment company under Financial Accounting Standards Board (FASB)
     Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

2.     Significant Accounting Policies

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

     Valuation of Investments

     Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2014.
     The Funds value their investment securities at fair value.

     The Variable Account applies the provisions of FASB Accounting Standards Update (ASU) 2009-12 Investments in Certain Entities
     That Calculate Net Asset Value Per Share (or its Equivalent) (ASU 2009-12), which amends ASC 820.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company.  For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale.  The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value.  Additionally,  the guidance provided updated disclosures for investments within its scope and  noted that if

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
SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013

     the investor can redeem the  investment with  the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy.  Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.

     Securities Transactions and Investment Income

     Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

     Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the
     Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.


     Susequent Events

     In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2014 through February 20, 2015, the date the financial statements were issued.  No significant subsequent events were identified.
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
SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013

3.       Purchases and Sales of Securities

     In 2014, purchases and proceeds on sales of the Funds' shares were as follows:

                                             Proceeds
                                   Purchases          on Sales
     Janus Aspen Janus Portfolio                               $70,188            $61,602
     Janus Aspen Enterprise Portfolio                               929,596            2,125,788
     Janus Aspen Forty Portfolio                               346,297            82,818
*     Janus Aspen Global Research Portfolio                               26,450            60,646
     Janus Aspen Balanced Portfolio                               108,037            233,571
     T. Rowe Price Prime Reserve Portfolio                               6,240            69,303
     T. Rowe Price Limited Term Bond Portfolio                               54,655            371,694
     T. Rowe Price Equity Income Portfolio                               61,903            98,814
     T. Rowe Price Personal Strategy Balanced Portfolio                               534,096            853,719
     T. Rowe Price Mid-Cap Growth Portfolio                               103,730            55,218
     T. Rowe Price International Stock Portfolio                               16,272            33,139
     Vanguard Balanced Portfolio                               80,573            156,676
     Vanguard Equity Index Portfolio                               37,291            125,465
     Vanguard High Yield Bond Portfolio                               197,074            47,078
     Vanguard Small Company Growth Portfolio                               111,827            117,001
     Vanguard Mid-Cap Index Portfolio                               64,947            85,107
     Vanguard REIT Index Portfolio                               70,813            93,668
         Total                               $2,819,989            $4,671,307

     In 2013, purchases and proceeds on sales of the Funds' shares were as follows:

                                             Proceeds
                                   Purchases          on Sales
     Janus Aspen Janus Portfolio                               $16,608            $117,649
     Janus Aspen Enterprise Portfolio                               155,231            1,245,574
     Janus Aspen Forty Portfolio                               47,662            199,524
*     Janus Aspen Global Research Portfolio                               9,352            22,435
     Janus Aspen Balanced Portfolio                               165,366            199,555
     T. Rowe Price Prime Reserve Portfolio                               168,763            645,428
     T. Rowe Price Limited Term Bond Portfolio                               89,533            215,227
     T. Rowe Price Equity Income Portfolio                               68,981            250,750
     T. Rowe Price Personal Strategy Balanced Portfolio                               620,639            1,240,009
     T. Rowe Price Mid-Cap Growth Portfolio                               63,898            158,173
     T. Rowe Price International Stock Portfolio                               40,081            35,420
     Vanguard Balanced Portfolio                               156,177            124,285
     Vanguard Equity Index Portfolio                               83,437            20,364
     Vanguard High Yield Bond Portfolio                               49,220            44,657
     Vanguard Small Company Growth Portfolio                               152,082            192,228
     Vanguard Mid-Cap Index Portfolio                               78,102            154,204
     Vanguard REIT Index Portfolio                               80,859            306,084
         Total                               $2,045,991            $5,171,566


 *     Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013

4.       Expenses and Related Party Transactions

     A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.
     This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.
     Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the
     Funds.  After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account
     (see Note 7).

     The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.
     This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

     There are no deductions made from purchase payments for sales charges at the time of purchase.  However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales.  Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

     Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 3.0% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.
     In the event contracts would be issued in states assessing  their  premium taxes  at the  time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

     Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.     Fair Value Measurement

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account generally uses, as a practical expedient, the net asset value (NAV) as the basis to estimate fair value due to the mutual fund investments offered by the Variable Account.

     The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013

     The Company categorizes financial assets recorded at fair value as follows:

     Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

     Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
     The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

     Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

     The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

                    Level 1     Level 2     Level 3     Total

     Variable Account Investments                -         $30,733,501       -         $30,733,501

     The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013

6.       Changes in Units Outstanding
     The changes in units outstanding for the year ended December 31, 2014 were as follows:

                                   Units          Units          Net Increase
                                   Issued          Redeemed          (Decrease)
     Janus Aspen Janus Portfolio                               1,396            5,233            (3,837)
     Janus Aspen Enterprise Portfolio                               684            22,105            (21,421)
     Janus Aspen Forty Portfolio                               1,925            4,883            (2,958)
*     Janus Aspen Global Research Portfolio                               2,463            6,426            (3,963)
     Janus Aspen Balanced Portfolio                               2,499            11,058            (8,559)
     T. Rowe Price Prime Reserve Portfolio                               301            2,710            (2,409)
     T. Rowe Price Limited Term Bond Portfolio                               872            9,434            (8,562)
     T. Rowe Price Equity Income Portfolio                               1,552            3,562            (2,010)
     T. Rowe Price Personal Strategy Balanced Portfolio                               378            12,740            (12,362)
     T. Rowe Price Mid-Cap Growth Portfolio                               788            1,553            (765)
     T. Rowe Price International Stock Portfolio                               1,087            2,654            (1,567)
     Vanguard Balanced Portfolio                               561            6,617            (6,056)
     Vanguard Equity Index Portfolio                               841            6,183            (5,342)
     Vanguard High Yield Bond Portfolio                               9,413            2,207            7,206
     Vanguard Small Company Growth Portfolio                               1,142            4,555            (3,413)
     Vanguard Mid-Cap Index Portfolio                               1,689            3,145            (1,456)
     Vanguard REIT Index Portfolio                               1,372            3,248            (1,876)


     The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                   Units          Units          Net Increase
                                   Issued          Redeemed          (Decrease)
     Janus Aspen Janus Portfolio                               1,322            13,128            (11,806)
     Janus Aspen Enterprise Portfolio                               1,274            14,200            (12,926)
     Janus Aspen Forty Portfolio                               3,404            14,633            (11,229)
*     Janus Aspen Global Research Portfolio                               585            2,369            (1,784)
     Janus Aspen Balanced Portfolio                               4,174            10,410            (6,236)
     T. Rowe Price Prime Reserve Portfolio                               8,025            29,988            (21,963)
     T. Rowe Price Limited Term Bond Portfolio                               1,575            5,129            (3,554)
     T. Rowe Price Equity Income Portfolio                               2,541            11,651            (9,110)
     T. Rowe Price Personal Strategy Balanced Portfolio                               2,391            20,900            (18,509)
     T. Rowe Price Mid-Cap Growth Portfolio                               447            6,557            (6,110)
     T. Rowe Price International Stock Portfolio                               3,637            3,126            511
     Vanguard Balanced Portfolio                               5,951            5,948            3
     Vanguard Equity Index Portfolio                               3,593            972            2,621
     Vanguard High Yield Bond Portfolio                               2,097            2,209            (112)
     Vanguard Small Company Growth Portfolio                               4,505            8,847            (4,342)
     Vanguard Mid-Cap Index Portfolio                               2,710            6,785            (4,075)
     Vanguard REIT Index Portfolio                               1,984            11,154            (9,170)

 *     Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013

7.       Financial Highlights

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2014 is as follows:


                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
Janus Aspen Janus Portfolio           72,338       $10.91          $789            1.20      %      0.36      %      11.66      %
Janus Aspen Enterprise Portfolio      130,682        97.30            12,716            1.20            0.16            11.19
Janus Aspen Forty Portfolio           72,323         15.38            1,112            1.20            0.16            7.44
 *Janus Aspen Global Research Portfolio       50,489        8.85            447            1.20            1.09            6.17
Janus Aspen Balanced Portfolio      62,943            20.67            1,301            1.20            1.75            7.22
T. Rowe Price Prime Reserve Portfolio           51,820            20.58            1,067            1.20      -          (1.19)
T. Rowe Price Limited Term Bond Portfolio      42,200            36.95            1,559            1.20            1.27  (0.56)
T. Rowe Price Equity Income Portfolio           64,919            23.46            1,523            1.20         1.74       6.10
T. Rowe Price Personal Strategy Balanced Portfolio      96,318            63.05            6,073            1.20       1.63  3.95
T. Rowe Price Mid-Cap Growth Portfolio           23,368            31.75            742            1.20            -         11.77
T. Rowe Price International Stock Portfolio      20,177            11.20            226            1.20            1.05     (2.41)
Vanguard Balanced Portfolio           35,971            22.85            822            1.20            2.39            8.54
Vanguard Equity Index Portfolio      24,131            20.80            502            1.20            1.88            12.16
Vanguard High Yield Bond Portfolio      17,032            19.75            336            1.20            3.34            3.16
Vanguard Small Company Growth Portfolio           22,818            25.62            585            1.20            0.31       2.15
Vanguard Mid-Cap Index Portfolio      18,334            27.19            498            1.20            0.92            12.25
Vanguard REIT Index Portfolio           13,658            31.85            435            1.20            3.31            28.57

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2013 is as follows:


                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
Janus Aspen Janus Portfolio      76,175            $9.77            $744            1.20      %      0.77      %      28.79      %
Janus Aspen Enterprise Portfolio      152,103            87.51            13,311            1.20            0.50            30.81
Janus Aspen Forty Portfolio           75,281            14.31            1,078            1.20            0.72            29.67
 *Janus Aspen Global Research Portfolio           54,452            8.33            454            1.20            1.22      26.90
Janus Aspen Balanced Portfolio           71,502            19.28            1,379            1.20            1.51           18.73
T. Rowe Price Prime Reserve Portfolio      54,229            20.83            1,130            1.20            -            (1.19)
T. Rowe Price Limited Term Bond Portfolio      50,762            37.16            1,886            1.20       1.55       (1.07)
T. Rowe Price Equity Income Portfolio           66,929            22.11            1,480            1.20            1.52     28.18
T. Rowe Price Personal Strategy Balanced Portfolio           108,680            60.66            6,592       1.20      1.48   16.53
T. Rowe Price Mid-Cap Growth Portfolio      24,133            28.41            686            1.20            -              35.08
T. Rowe Price International Stock Portfolio      21,744            11.47            249            1.20            0.87      12.69
Vanguard Balanced Portfolio           42,027            21.05            885            1.20            2.46            18.46
Vanguard Equity Index Portfolio           29,473            18.54            547            1.20            1.73            30.61
Vanguard High Yield Bond Portfolio           9,826            19.14            188            1.20            4.59            3.10
Vanguard Small Company Growth Portfolio           26,231            25.08            658            1.20            0.72      44.82
Vanguard Mid-Cap Index Portfolio           19,790            24.22            479            1.20            1.12            33.33
Vanguard REIT Index Portfolio           15,534            24.77            385            1.20            2.51            1.10

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*     Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2012 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
Janus Aspen Janus Portfolio      87,981            $7.59            $668            1.20      %      0.55      %      17.17      %
Janus Aspen Enterprise Portfolio      165,029            66.90            11,041            1.20            -              15.89
Janus Aspen Forty Portfolio           86,510            11.04            955            1.20            0.70            22.68
Janus Aspen Worldwide Growth Portfolio      56,236            6.57            369            1.20            0.82            18.65
Janus Aspen Balanced Portfolio      77,738            16.24            1,262            1.20            2.84            12.26
T. Rowe Price Prime Reserve Portfolio      76,192            21.08            1,606            1.20            -             (1.20)
T. Rowe Price Limited Term Bond Portfolio      54,316            37.56            2,040            1.20            2.04    1.24
T. Rowe Price Equity Income Portfolio      76,039            17.25            1,312            1.20            2.14           15.75
T. Rowe Price Personal Strategy Balanced Portfolio      127,189            52.05            6,621            1.20       1.95  13.77
T. Rowe Price Mid-Cap Growth Portfolio          30,243            21.03            636            1.20            -         12.54
T. Rowe Price International Stock Portfolio      21,233            10.18            216            1.20            1.04      17.03
Vanguard Balanced Portfolio           42,024            17.77            747            1.20            2.67            11.22
Vanguard Equity Index Portfolio      26,852            14.20            381            1.20            1.91            14.48
Vanguard High Yield Bond Portfolio           9,938            18.56            185            1.20            5.75          12.93
Vanguard Small Company Growth Portfolio           30,573            17.32            529            1.20            0.23    13.29
Vanguard Mid-Cap Index Portfolio           23,865            18.16            433            1.20            1.12           14.43
Vanguard REIT Index Portfolio           24,704            24.50            605            1.20            1.90            16.06

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2011 is as follows:

                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
Janus Aspen Janus Portfolio     95,643            $6.47            $619            1.20      %      0.59      %      (6.42)     %
Janus Aspen Enterprise Portfolio     193,762            57.73           11,185            1.20            -              (2.58)
Janus Aspen Forty Portfolio          90,056            9.00           810            1.20            0.37            (7.80)
Janus Aspen Worldwide Growth Portfolio     66,518            5.53           368            1.20            0.59            (14.76)
Janus Aspen Balanced Portfolio     82,531            14.46           1,194            1.20            2.82            0.43
T. Rowe Price Prime Reserve Portfolio          69,455            21.34           1,482            1.20            -         (1.18)
T. Rowe Price Limited Term Bond Portfolio     58,407            37.10           2,167            1.20            2.40       0.39
T. Rowe Price Equity Income Portfolio          90,232            14.90           1,345            1.20            1.74     (1.88)
T. Rowe Price Personal Strategy Balanced Portfolio     139,346            45.75           6,376            1.20       2.05   (1.50)
T. Rowe Price Mid-Cap Growth Portfolio          30,660            18.69           573            1.20            -          (2.43)
T. Rowe Price International Stock Portfolio     31,101            8.70           271            1.20            1.60        (13.86)
Vanguard Balanced Portfolio          43,348            15.98           693            1.20            3.01            2.48
Vanguard Equity Index Portfolio     29,929            12.40           371            1.20            1.82            0.73
Vanguard High Yield Bond Portfolio          10,675            16.44           175            1.20            7.43            5.67
Vanguard Small Company Growth Portfolio          30,957            15.29           473            1.20            0.18       0.17
Vanguard Mid-Cap Index Portfolio          24,736            15.87           393            1.20            0.99            (3.19)
Vanguard REIT Index Portfolio          24,673            21.11           521            1.20            1.62            7.17

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2014 and 2013

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2010 is as follows:


                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
Janus Aspen Janus Portfolio          98,513            $6.92            $682            1.20      %      1.10      %      13.14  %
Janus Aspen Enterprise Portfolio          207,283            59.26           12,283            1.20            0.07      24.34
Janus Aspen Forty Portfolio     100,631            9.76           982            1.20            0.36            5.46
Janus Aspen Worldwide Growth Portfolio          65,096            6.49           423            1.20            0.62        14.44
Janus Aspen Balanced Portfolio     96,362            14.40           1,388            1.20            2.83            7.10
T. Rowe Price Prime Reserve Portfolio          89,685            21.59           1,937            1.20            0.12      (1.07)
T. Rowe Price Limited Term Bond Portfolio          65,307            36.96           2,413            1.20            2.86   1.87
T. Rowe Price Equity Income Portfolio          97,181            15.19           1,476            1.20            1.92      13.64
T. Rowe Price Personal Strategy Balanced Portfolio     143,581            46.45           6,669            1.20       2.35  12.35
T. Rowe Price Mid-Cap Growth Portfolio          34,539            19.15           662            1.20            -        26.58
T. Rowe Price International Stock Portfolio     31,296            10.10           316            1.20            0.84       13.08
Vanguard Balanced Portfolio          61,802            15.59           964            1.20            2.97            9.69
Vanguard Equity Index Portfolio     33,635            12.31           414            1.20            2.20            13.53
Vanguard High Yield Bond Portfolio          11,007            15.56           171            1.20            7.02            10.77
Vanguard Small Company Growth Portfolio          34,353            15.26           524            1.20            0.33       30.21
Vanguard Mid-Cap Index Portfolio     29,760            16.40           488            1.20            1.00            23.87
Vanguard REIT Index Portfolio          23,183            19.70           457            1.20            2.72            26.72

#     Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.


8.       Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).
     The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.


     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.